UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:   Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2016

DATE OF REPORTING PERIOD: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2016 (UNAUDITED)

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (19.2%)
		Consumer Discretionary (5.7%)
		Ctrip.com International, Ltd.
60,000		1.250%, 10/15/18	$77,650
37,000		1.250%, 09/15/22*	37,361
75,000		DISH Network Corp.* 3.375%, 08/15/26	82,336
330,000		Liberty Interactive, LLC* 1.750%, 09/30/46	349,846
		Liberty Media Corp.
225,000		1.375%, 10/15/23	235,554
165,000		2.250%, 09/30/46*	171,428
		Priceline Group, Inc.
160,000		0.350%, 06/15/20	205,046
130,000		0.900%, 09/15/21	139,848
145,000		Tesla Motors, Inc. 1.250%, 03/01/21	124,242
			1,423,311
		Financials (1.0%)
135,000		Ares Capital Corp. 4.750%, 01/15/18	139,826
55,000		Empire State Realty OP, LP* 2.625%, 08/15/19	63,939
50,000		Spirit Realty Capital, Inc. 2.875%, 05/15/19	55,437
			259,202
		Health Care (1.3%)
110,000		Hologic, Inc.‡ 0.000%, 12/15/43	135,507
175,000		Illumina, Inc. 0.000%, 06/15/19	182,423
			317,930
		Industrials (1.7%)
85,000		Air Lease Corp. 3.875%, 12/01/18	105,135
60,000	EUR	Safran, SA 0.000%, 12/31/20	63,835
250,000		Siemens, AG 1.050%, 08/16/17	266,303
			435,273
		Information Technology (8.8%)
28,000		Advanced Micro Devices, Inc. 2.125%, 09/01/26	30,541
65,000		Blackhawk Network Holdings, Inc.* 1.500%, 01/15/22	62,005
135,000		Citrix Systems, Inc. 0.500%, 04/15/19	152,539
70,000		Euronet Worldwide, Inc. 1.500%, 10/01/44	88,292
65,000		Inphi Corp.* 0.750%, 09/01/21	68,596
200,000		Intel Corp. 3.250%, 08/01/39	366,956
140,000		Microchip Technology, Inc. 1.625%, 02/15/25	178,717
20,000		NVIDIA Corp. 1.000%, 12/01/18	68,143
PRINCIPAL AMOUNT		VALUE
200,000	NXP Semiconductors, NV 1.000%, 12/01/19	$237,683
140,000	ON Semiconductor Corp. 1.000%, 12/01/20	142,075
105,000	Red Hat, Inc. 0.250%, 10/01/19	133,361
205,000	Salesforce.com, Inc. 0.250%, 04/01/18	244,938
	WebMD Health Corp.
75,000	2.625%, 06/15/23*	73,158
25,000	2.500%, 01/31/18	25,935
115,000	Workday, Inc. 0.750%, 07/15/18	141,838
200,000	Yahoo!, Inc. 0.000%, 12/01/18	204,886
		2,219,663
	Materials (0.7%)
55,000	Royal Gold, Inc. 2.875%, 06/15/19	61,717
102,000	RTI International Metals, Inc. 1.625%, 10/15/19	108,619
		170,336
	TOTAL CONVERTIBLE BONDS (Cost $4,707,496)	4,825,715

CORPORATE BONDS (5.9%)
	Consumer Discretionary (2.9%)
53,000	Dana, Inc. 5.500%, 12/15/24	54,491
	DISH DBS Corp.
70,000	5.875%, 07/15/22	72,188
70,000	5.125%, 05/01/20	72,713
140,000	Expedia, Inc. 5.950%, 08/15/20	158,336
65,000	GameStop Corp.* 6.750%, 03/15/21	67,478
100,000	Home Depot, Inc. 2.700%, 04/01/23	104,103
140,000	L Brands, Inc. 5.625%, 02/15/22	156,712
25,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	27,778
20,000	PVH Corp. 4.500%, 12/15/22	20,900
		734,699
	Consumer Staples (0.6%)
135,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	147,126
	Financials (0.5%)
50,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	51,906
70,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	72,928
		124,834
	Health Care (0.1%)
30,000	Universal Health Services, Inc.* 4.750%, 08/01/22	31,013

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Industrials (0.2%)
60,000	Icahn Enterprises, LP 4.875%, 03/15/19	$60,450
	Information Technology (1.3%)
20,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	20,688
135,000	Alphabet, Inc. 3.375%, 02/25/24	148,077
65,000	Apple, Inc. 3.450%, 05/06/24	70,614
75,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	74,297
		313,676
	Materials (0.3%)
65,000	Alcoa, Inc. 5.125%, 10/01/24	69,022

	Total CORPORATE BONDS (Cost $1,418,305)	1,480,820

U.S. Government And Agency Securities (0.8%)
	United States Treasury Note
125,000	1.125%, 06/30/21	124,867
63,000	1.625%, 05/15/26	63,133

	Total U.S. Government And Agency Securities (Cost $186,745)	188,000

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (11.7%)
	Consumer Staples (0.5%)
1,650	Tyson Foods, Inc. 4.750%	135,069
	Energy (0.8%)
875	CenterPoint Energy, Inc.‡ 4.184%	50,534
2,260	Hess Corp. 8.000%	148,776
		199,310
	Financials (3.6%)
4,550	Affiliated Managers Group, Inc. 5.150%	248,580
	American Tower Corp.
2,000	5.250%	221,780
350	5.500%	38,356
2,000	Crown Castle International Corp. 4.500%	226,040
1,270	Mandatory Exchangeable Trust* 5.750%	164,106
		898,862
	Health Care (2.1%)
515	Allergan, PLC 5.500%	423,139
NUMBER OF SHARES		VALUE
2,310	Anthem, Inc. 5.250%	$100,416
		523,555
	Industrials (0.9%)
1,830	Stanley Black & Decker, Inc. 6.250%	231,166
	Telecommunication Services (0.6%)
1,925	T-Mobile USA, Inc. 5.500%	150,285
	Utilities (3.2%)
	Dominion Resources, Inc.
2,800	6.375%	139,328
444	6.750%	22,155
1,500	DTE Energy Company 6.500%	76,275
2,800	Exelon Corp. 6.500%	130,872
1,300	Great Plains Energy, Inc. 7.000%	66,157
6,200	NextEra Energy, Inc.~ 6.371%	366,048
		800,835

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,756,856)	2,939,082

Common Stocks (60.4%)
	Consumer Discretionary (7.4%)
505	Amazon.com, Inc.~#	422,842
3,175	Comcast Corp. - Class A	210,629
2,155	Home Depot, Inc.	277,305
1,685	Lowe’s Companies, Inc.	121,674
4,016	Newell Rubbermaid, Inc.	211,483
2,335	Nike, Inc. - Class B	122,938
5,480	Starbucks Corp.	296,687
2,150	Walt Disney Company	199,649
		1,863,207
	Consumer Staples (8.0%)
5,804	Coca-Cola Company	245,625
1,970	Costco Wholesale Corp.	300,445
6,500	Mondelez International, Inc. - Class A	285,350
2,925	PepsiCo, Inc.	318,152
1,550	Philip Morris International, Inc.	150,691
3,635	Procter & Gamble Company	326,241
1,775	Wal-Mart Stores, Inc.	128,013
3,000	Walgreens Boots Alliance, Inc.	241,860
		1,996,377
	Energy (4.8%)
1,525	Anadarko Petroleum Corp.~	96,624
1,175	Chevron Corp.	120,931
1,200	EOG Resources, Inc.~	116,052
4,750	Exxon Mobil Corp.	414,580
2,900	Halliburton Company	130,152
2,510	Occidental Petroleum Corp.	183,029
1,665	Schlumberger, Ltd.	130,936
		1,192,304

See accompanying Notes to Schedule of Investments

2

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Financials (9.1%)
4,345	American International Group, Inc.~	$257,832
7,950	Bank of America Corp.	124,418
3,200	Bank of New York Mellon Corp.~	127,616
1,675	BB&T Corp.	63,181
6,000	Citigroup, Inc.	283,380
665	Intercontinental Exchange, Inc.	179,124
8,850	JPMorgan Chase & Company	589,322
5,154	MetLife, Inc.	228,992
700	PNC Financial Services Group, Inc.	63,063
8,100	Wells Fargo & Company	358,668
		2,275,596
	Health Care (9.1%)
1,315	Baxter International, Inc.	62,594
1,960	Celgene Corp.#	204,879
1,825	Gilead Sciences, Inc.	144,394
3,900	Johnson & Johnson	460,707
1,500	Medtronic, PLC	129,600
4,395	Merck & Company, Inc.	274,292
8,275	Pfizer, Inc.	280,274
1,845	Stryker Corp.	214,776
965	UnitedHealth Group, Inc.	135,100
2,935	Zimmer Biomet Holdings, Inc.	381,609
		2,288,225
	Industrials (8.9%)
980	Boeing Company	129,105
4,000	CSX Corp.~	122,000
3,850	Delta Air Lines, Inc.	151,536
2,475	Eaton Corp., PLC	162,632
12,800	General Electric Company	379,136
2,550	Honeywell International, Inc.	297,304
494	Lockheed Martin Corp.	118,422
590	Northrop Grumman Corp.	126,231
1,700	Southwest Airlines Company	66,113
1,400	Union Pacific Corp.	136,542
2,850	United Parcel Service, Inc. - Class B	311,676
2,359	United Technologies Corp.	239,674
		2,240,371
	Information Technology (11.9%)
1,570	Accenture, PLC - Class A	191,807
810	Alphabet, Inc. - Class A~#	651,289
7,310	Apple, Inc.~	826,395
1,900	Facebook, Inc. - Class A#	243,713
894	Lam Research Corp.	84,671
2,865	MasterCard, Inc. - Class A	291,571
9,430	Microsoft Corp.	543,168
2,350	QUALCOMM, Inc.	160,975
		2,993,589
	Telecommunication Services (1.2%)
2,950	AT&T, Inc.~	119,800
3,475	Verizon Communications, Inc.	180,630
		300,430
	Total Common Stocks (Cost $12,457,202)	15,150,099
NUMBER OF CONTRACTS		VALUE
PURCHASED OPTION (0.1%) #
	Other (0.1%)
8	S&P 500 Index Put, 12/16/16, Strike $2,135.00 (Cost $47,548)	$35,440

NUMBER OF SHARES		VALUE
Short Term Investments (2.4%)
303,896	Fidelity Prime Money Market Fund - Institutional Class	303,896
303,752	Morgan Stanley Institutional Liquidity Government	303,752

	Total Short Term Investments (Cost $607,648)	607,648

TOTAL INVESTMENTS (100.5%) (Cost $22,181,800)		25,226,804

LIABILITIES, LESS OTHER ASSETS (-0.5%)		(127,440)

NET ASSETS (100.0%)		$25,099,364

NUMBER OF CONTRACTS		VALUE
Written Options (-0.2%) #
	Other (-0.2%)
	S&P 500 Index
10	Put, 12/16/16, Strike $2,050.00	(25,100)
4	Call, 12/30/16, Strike $2,200.00	(13,600)

	Total Written Options (Premium $56,830)	(38,700)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
JPMorgan Chase Bank N.A.	Japanese Yen	10/27/16	78,000	770	$31
					$31
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	European Monetary Unit	10/27/16	11,000	12,370	$(155)
Citibank N.A.	European Monetary Unit	10/27/16	10,000	11,245	(56)
JPMorgan Chase Bank N.A.	European Monetary Unit	10/27/16	5,000	5,623	(55)
Northern Trust Company	European Monetary Unit	10/27/16	98,000	110,206	(1,162)
Citibank N.A.	Japanese Yen	10/27/16	78,000	770	(30)
					$(1,458)

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2016 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate or step bond security. The rate shown is the rate in effect at September 30, 2016.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $877,978.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of September 30, 2016.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2016, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The following information is presented on a federal income tax basis as of September 30, 2016. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows:

Cost basis of investments	$22,262,343
Gross unrealized appreciation	3,464,895
Gross unrealized depreciation	(500,434)
Net unrealized appreciation (depreciation)	$2,964,461

Note 3 - Securities Lending

The Portfolio may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Portfolio’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Portfolio records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the year while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this year, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. At September 30, 2016, the Portfolio did not have any securities on loan to broker-dealers and banks.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$4,825,715	$—	$4,825,715
Corporate Bonds	—	1,480,820	—	1,480,820
U.S. Government and Agency Securities	—	188,000	—	188,000
Convertible Preferred Stocks	2,333,430	605,652	—	2,939,082
Common Stocks U.S.	15,150,099	—	—	15,150,099
Purchased Option	35,440	—	—	35,440
Short Term Investments	607,648	—	—	607,648
Forward Foreign Currency Contract	—	31	—	31
TOTAL	$18,126,617	$7,100,218	$—	$25,226,835
Liabilities:
Written Options	$38,700	$—	$—	$38,700
Forward Foreign Currency Contracts	—	1,458	—	1,458
TOTAL	$38,700	$1,458	$—	$40,158

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 2, 2016

By:	/s/ Thomas Herman
Name:	Thomas Herman
Title:	Principal Financial Officer
Date:	November 2, 2016